Consolidated Statements of Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net loss	$ (5,502,060)	$ (1,731,725)
Other comprehensive income (loss):
Unrealized gains on securities available for sale arising during period	(1,998,017)	393,538
Reclassification adjustment for realized gains on securities available for sale arising during the period	(392,346)	(514,758)
Other comprehensive loss	(2,390,363)	(121,220)
Comprehensive loss	$ (7,892,423)	$ (1,852,945)